Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT DEVELOPING GROWTH FUND, INC.
Entity Central Index Key	0000276914
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000018473
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class A
Trading Symbol	LAGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.93%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
AssetsNet	$ 2,380,030,279
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,372,471
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018475
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class C
Trading Symbol	LADCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.68%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.68%
AssetsNet	$ 2,380,030,279
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,372,471
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054855
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class F
Trading Symbol	LADFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
AssetsNet	$ 2,380,030,279
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,372,471
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188220
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class F3
Trading Symbol	LOGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 2,380,030,279
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,372,471
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018477
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class I
Trading Symbol	LADYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,380,030,279
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,372,471
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018476
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class P
Trading Symbol	LADPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$59	1.13%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
AssetsNet	$ 2,380,030,279
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,372,471
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054856
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R2
Trading Symbol	LADQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$67	1.28%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.28%
AssetsNet	$ 2,380,030,279
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,372,471
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054857
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R3
Trading Symbol	LADRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62	1.18%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%
AssetsNet	$ 2,380,030,279
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,372,471
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000151972
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R4
Trading Symbol	LADSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$49	0.93%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
AssetsNet	$ 2,380,030,279
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,372,471
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000151973
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R5
Trading Symbol	LADTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,380,030,279
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,372,471
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000151974
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R6
Trading Symbol	LADVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 2,380,030,279
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,372,471
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2025)
Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.